PARENT COMPANY CONDENSED FINANCIAL STATEMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income
Interest on deposits in financial institution	$ 32	$ 29
Other expenses
Loss before income taxes and equity in undistributed earnings	903	(22)
Net Income (loss)	903	(22)
Parent Company
Income
Interest on deposits in financial institution	2	1
Interest on ESOP loan	9
Total income	11	1
Other expenses
Other operating expenses	84	7
Loss before income taxes and equity in undistributed earnings	(73)	(6)
Loss before equity in undistributed (loss) income of bank subsidiary	(73)	(6)
Undistributed income (loss) from bank subsidiary	976	(16)
Net Income (loss)	$ 903	$ (22)